S-K 1603, SPAC Sponsor; Conflicts of Interest	Jan. 16, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]
Individual	Entity	Entity’s Business	Affiliation
Bihua Chen	Cormorant Global Healthcare Master Fund, LP	Financial	Managing member of the general partner
	Cormorant Private Healthcare Fund I, LP	Financial	Managing member of the general partner
	Cormorant Private Healthcare Fund II, LP	Financial	Managing member of the general partner
	Cormorant Private Healthcare Fund III, LP	Financial	Managing member of the general partner
	CRMA SPV, LP	Financial	Managing member of the general partner
	Cormorant Private Healthcare Fund IV, LP	Financial	Managing member of the general partner
	Cormorant Private Healthcare Fund V, LP	Financial	Managing member of the general partner
	Adona Medical, Inc.	Medical Device	Board Member
	Akura Medical, Inc.	Medical Device	Board Member
	Aleksia Therapeutics, Inc.	Biotechnology	Board Member
	Atia Vision, Inc.	Medical Device	Board Member
	Averto Medical	Medical technology	Board Member
	BiVACOR, Inc.	Medical Device	Board Member
	BlossomHill Therapeutics, Inc.	Biotechnology	Board Member
	BridgeBio Oncology Therapeutics, Inc.	Pharmaceutical	Board Member
	Element Science, Inc.	Biotechnology	Board Member
	Graviton Bioscience	Biotechnology	Board Member
	Interius BioTherapeutics	Biotherapeutics	Board Member
	Myra Vision, Inc.	Medical Device	Board Member
	nChroma Bio	Pharmaceutical	Board Member
	Nexo Therapeutics, Inc.	Biotechnology	Board Member
	Obvius Robotics	Medical Device	Board Member
	Orionis Biosciences	Biotechnology	Board Member
	Supira Medical	Medical Device	Board Member
	Tiger Biotherapeutics	Biotechnology	Board Member
	Tioga Cardiovascular	Medical Device	Board Member
	Tupos Therapeutics Inc	Biopharmaceuticals	Board Member
Individual	Entity	Entity’s Business	Affiliation
Nebojsa Obradovic	Cormorant Asset Management	Financial	Chief Compliance Officer
Caleb Tripp	Cormorant Asset Management, LP	Financial	Chief Financial Officer
Mark McKenna	McKenna Capital Partners	Financial	Chief Investment Officer & Managing Director
	Prometheus Biosciences	Biotechnology	Board Member
	Apogee Therapeutics	Biotechnology	Chairman of the Board
John Schmid	Speak, Inc.	Advisory	Director
	AnaptysBio, Inc.	Biotechnology	Director
	Bright Peak Theraepeutics	Biotechnology	Director
	Design Therapeutics, Inc.	Biotechnology	Director